POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 2, 2012 TO THE PROSPECTUS DATED
MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

On March 31, 2012, Merrill Lynch Pierce, Fenner & Smith Incorporated changed the name and the index methodology of The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index"), the underlying index of the PowerShares Preferred Portfolio (the "Fund"). As a result, the following changes to the prospectus are made:

•  All references to The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index are hereby deleted and replaced with the following:

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index.

•  On page 70, the eighth sentence in the first full paragraph under the section titled "PowerShares Preferred Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following

Qualifying securities must be rated at least B3 (based on an average of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of McGraw-Hill Companies, Inc. ("S&P") and Fitch Ratings, Inc. ("Fitch")) and must have an investment grade country risk profile (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings).

•  On page 70, the following language is inserted immediately following the section titled "PowerShares Preferred Portfolio—Summary Information—Principal Risks of Investing in the Fund—Fixed-Income SecuritiesRisk."

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

•  The table on page 73 under the section titled "Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

	1 Year	Since Inception (01/31/08)
Return Before Taxes	3.26%	(2.10)%
Return After Taxes on Distributions	0.91%	(4.77)%
Return After Taxes on Distributions and Sale of Fund Shares	2.11%	(3.36)%
The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)(1)	3.76%	(0.98)%
S&P Preferred Index (reflects no deduction for fees, expenses or taxes)	(1.16)%	2.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.11)%

(1) Prior to March 31, 2012, this index was known as The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index.

•  On page 96, the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index" is deleted and replaced with the following:

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index tracks the performance of fixed rate U.S. dollar denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated at least B3 (based on an average of Moody's, S&P and Fitch) and must have an investment grade rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings). In addition, qualifying securities must be issued as public securities or through a Rule 144A filing, must be issued in $25, $50, or $100 par/liquidation preference increments, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million. Fixed-to-floating rate securities also qualify for inclusion in the Underlying Index, provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index includes preference shares (perpetual preferred securities), ADRs, domestic and Yankee trust preferred securities having a minimum remaining term of at least one year, both dividend received deduction ("DRD") -eligible and non-DRD eligible preferred stock and senior debt. The Index Provider excludes from the Underlying Index auction market securities, convertibles, floaters, purchase units, purchase contracts, corporate pay-in-kind securities, securities issued by closed-end funds and derivative instruments such as repackaged securities, credit default swaps and $1,000 par securities.

The Index Provider capitalization-weights constituents in the Underlying Index based on their current amount outstanding times price plus accrued interest. Accrued interest is calculated assuming next-day settlement. The Index Provider retains cash flows from bond payments that are received during the month in the Underlying Index until the end of the month and then removes them as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the Underlying Index. The Index Provider rebalances the Underlying Index on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. The Index Provider includes issues that meet the qualifying criteria in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point the Index Provider removes them from the Underlying Index.

•  On page 102, the first sentence under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds—Non-Investment Grade Securities Risk" is deleted and replaced with the following:

PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Preferred Portfolio and PowerShares Senior Loan Portfolio may be subject to non-investment grade securities risk, which is a form of credit risk.

Please Retain This Supplement For Future Reference.

P-PS-PRO-12 SUP-1 040212

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 2, 2012 TO THE STATEMENT
OF ADDITIONAL INFORMATION DATED MARCH 1, 2012

On March 31, 2012, Merrill Lynch Pierce, Fenner & Smith Incorporated changed the name and the index methodology of The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index"), the underlying index of the PowerShares Preferred Portfolio (the "Fund"). As a result, the following changes to the Statement of Additional Information are made:

•  All references to The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index are hereby deleted and replaced with the following:

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index.

•  On page 105, the section titled "Index Providers—The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index" is deleted and replaced with the following:

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index is comprised of preferred securities that meet the following criteria: are issued in the U.S. domestic market as a public security or through a Rule 144A filing with a current amount outstanding of at least $100 million; are issued in $25, $50, or $100 par/liquidation preference increments; are U.S.-dollar denominated; fixed coupon or dividend schedule; rated at least B3 based on an average of Moody's, S&P and Fitch; the issuer of which is domiciled in the United States or foreign country, provided the issuer's country of risk has an investment grade foreign currency long-term sovereign debt rating based on an average of Moody's, S&P and Fitch; includes preference shares (perpetual preferred securities), ADS, American Depository Receipts ("ADRs"), fixed-to-floating rate securities that are callable prior to the floating rate period, domestic and Yankee trust preferred securities having a minimum remaining term of at least one year, both dividends received deduction-eligible and non-dividend received deduction-eligible preferred stock and senior debt; and excludes auction market securities, convertibles, floaters, purchase units, purchase contracts, corporate pay-in-kind securities, securities issued by closed-end funds and derivative instruments such as repackaged securities, credit default swaps and $1,000 par securities.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 040212